STATEMENTS OF CASH FLOWS (10K) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash paid during the period for [Abstract]
Interest	$ 1,945,000	$ 1,402,000	$ 7,016,000	$ 4,765,000
Income taxes	$ 12,000	$ 23,000	499,000	$ 2,565,000
Capital expenditures			2,000,000
Capital expenditure accrued for in accounts payable			$ 300,000